Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business combinations
Summary of detailed information about business combination

Total consideration amount	156,933
- Cash consideration amount	151,553
- Contingent and deferred consideration amount (Note 27)	5,380
Net assets acquired	(140,093)
Goodwill (Note 13)	16,840

The fair values of identifiable assets and liabilities in accordance with IFRS 3 arising from the acquisition are as follows:

Cash and cash equivalents	9,127
Other current assets	9,424
Property, plant and equipment (Note 12)	208,098
Intangible assets (Note 13)	366,167
Other non-current assets	273
Borrowings	(249,512)
Trade and other payables	(12,943)
Due to related parties	(4,123)
Provisions	(61)
Employee benefit obligations	(126)
Deferred tax liabilities	(80,090)
Other liabilities	(106,141)
Fair value of total identifiable net assets (100%)	140,093

The details of cash outflow due to acquisition are as follows:

Total consideration - cash	151,553
Cash and cash equivalents - acquired	(9,127)
Cash outflow due to acquisition (net)	142,426